EARNINGS PER SHARE - Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended							9 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest									$ 71,159	$ 71,943	$ 90,642
Net income (loss) from continuing operations attributable to CB&I	$ (48,790)	$ 87,347	$ 99,790	$ 78,939	$ (122,285)	$ 132,820	$ 89,902	$ (781,033)	217,286	(680,596)	413,277
Net income from discontinued operations attributable to CB&I	(616,903)	34,413	24,049	27,986	56,560	36,695	42,326	40,600	(530,455)	176,181	130,330
Net (loss) income attributable to CB&I	$ (665,693)	$ 121,760	$ 123,839	$ 106,925	$ (65,725)	$ 169,515	$ 132,228	$ (740,433)	$ (313,169)	$ (504,415)	$ 543,607
Weighted average shares outstanding—basic (in shares)									102,811	106,766	108,047
Effect of restricted shares/performance shares/stock options (in shares)									837	0	1,045
Effect of directors’ deferred-fee shares (in shares)									14	0	30
Weighted average shares outstanding—diluted (in shares)									103,662	106,766	109,122
Continuing operations, Basic (dollars per share)	$ (0.49)	$ 0.86	$ 0.95	$ 0.75	$ (1.17)	$ 1.22	$ 0.83	$ (7.41)	$ 2.11	$ (6.37)	$ 3.82
Discontinued operations, Basic (dollars per share)	(6.16)	0.34	0.23	0.27	0.54	0.34	0.39	0.39	(5.16)	1.65	1.21
Net income (loss) attributable to CB&I per share:
Total, Basic (dollars per share)	(6.65)	1.20	1.18	1.02	(0.63)	1.56	1.22	(7.02)	(3.05)	(4.72)	5.03
Continuing operations, Diluted (dollars per share)	(0.49)	0.86	0.94	0.75	(1.17)	1.21	0.82	(7.41)	2.10	(6.37)	3.79
Discontinued operations, Diluted (dollars per share)	(6.16)	0.34	0.23	0.26	0.54	0.34	0.39	0.39	(5.12)	1.65	1.19
Total, Diluted (dollars per share)	$ (6.65)	$ 1.20	$ 1.17	$ 1.01	$ (0.63)	$ 1.55	$ 1.21	$ (7.02)	$ (3.02)	$ (4.72)	$ 4.98
Net income attributable to noncontrolling interests, discontinued operations, tax									$ 2,187	$ 2,511	$ 1,876